UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	32 Threadneedle Lane
		Stamford, CT 06902

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-356-0284
Signature, Place, and Date of Signing:

	Monica C. Grady	Stamford, Connecticut	August 6, 1999

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	100

Form 13F Information Table Value Total:	$438,881


List of Other Included Managers:

No.	13F File Number	Name

None















       FORM 13F INFORMATION TABLE











VALUE
SHARES/
SH/     PUT/    INVSTMT


OTHER
        VOTING AUTHORITY


NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN


MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
7797
171845
SH

SOLE

171845
0
0
AK Steel Holding Corp.
Common
001547908
9112
404990
SH

SOLE

404990
0
0
Alleghany Corp. Del
Common
017175100
9919
53614
SH

SOLE

53614
0
0
Allied Signal Inc.
Common
019512102
11958
189810
SH

SOLE

189810
0
0
American Home Products Corp.
Common
026609107
11749
204777
SH

SOLE

204777
0
0
American Intl. Group Inc.
Common
026874107
4956
42272
SH

SOLE

42272
0
0
Anadarko Petroleum Corp.
Common
032511107
497
13500
SH

SOLE

13500
0
0
Anheuser Busch Companies Inc.
Common
035229103
511
7200
SH

SOLE

7200
0
0
Armco Inc.
Common
042170100
14156
2136695
SH

SOLE

2136695
0
0
Associates First CAP
Class A
046008108
1198
27152
SH

SOLE

27152
0
0
AT&T Corp.
Common
001957109
17462
312874
SH

SOLE

312874
0
0
AT&T Corp. - Liberty Media Group
Common Series A
001957208
4330
117812
SH

SOLE

117812
0
0
Automatic Data Process
Common
053015103
1297
29482
SH

SOLE

29482
0
0
BP Amoco PLC
Sponsored ADR
055622104
300
2000
SH

SOLE

2000
0
0
Bank of New York
Common
064057102
1812
49400
SH

SOLE

49400
0
0
BankAmerica Corp.
Common
066050105
973
13276
SH

SOLE

13276
0
0
Bell Atlantic Corporation
Common
077853109
838
12812
SH

SOLE

12812
0
0
Berkshire Hathaway Inc. Del
Class A
084670108
896
13
SH

SOLE

13
0
0
Berkshire Hathaway Inc. Del
Class B
084670207
11744
5243
SH

SOLE

5243
0
0
Bestfoods
Common
08658U101
220
4450
SH

SOLE

4450
0
0
Bristol Myers Squibb Co.
Common
110122108
4686
66530
SH

SOLE

66530
0
0
CBS Inc.
Common
12490K107
10497
240964
SH

SOLE

240964
0
0
Chase Manhattan Bank
Common
16161A108
22766
263188
SH

SOLE

263188
0
0
Chevron Corp.
Common
166751107
532
5600
SH

SOLE

5600
0
0
Chris-Craft Industries
Common
170520100
4437
94158
SH

SOLE

94158
0
0
Cigna Corp.
Common
125509109
696
7815
SH

SOLE

7815
0
0
Citigroup, Inc.
Common
172967101
15220
320430
SH

SOLE

320430
0
0
Colgate Palmolive Co.
Common
194162103
4511
45800
SH

SOLE

45800
0
0
Comcast Corp.
Class A Spl.
200300200
14508
377442
SH

SOLE

377442
0
0
Computer Science Corp.
Common
205363104
802
11590
SH

SOLE

11590
0
0
Cordant Technologies Inc.
Common
218412104
2130
47140
SH

SOLE

47140
0
0
Dana Corp.
Common
235811106
571
12400
SH

SOLE

12400
0
0
Delphi Auto Systems Corp.
Common
247126105
1098
59325
SH

SOLE

59325
0
0
Dupont De Nemours & Co.
Common
263534109
7667
112229
SH

SOLE

112229
0
0
Eastman Kodak Co.
Common
277461109
546
8060
SH

SOLE

8060
0
0
Electronic Data Systems New
Common
285661104
776
13700
SH

SOLE

13700
0
0
Emerson Electric Co.
Common
291011104
1304
20715
SH

SOLE

20715
0
0
Exxon Corporation
Common
302290101
979
12696
SH

SOLE

12696
0
0
Federal Home Loan Mtg. Corp.
Common
313400301
10389
179116
SH

SOLE

179116
0
0
Federal National Ntg. Assn.
Common
313586109
9580
140365
SH

SOLE

140365
0
0
First Data Corp.
Common
319963104
13453
274900
SH

SOLE

274900
0
0
Fleet Financial Group
Common
338915101
444
10000
SH

SOLE

10000
0
0
Ford Motor Co.
Common
345370100
704
12469
SH

SOLE

12469
0
0
GTE Corp.
Common
326320103
1669
22107
SH

SOLE

22107
0
0
Gannett Inc.
Common
364730101
10396
145650
SH

SOLE

145650
0
0
General Electric
Common
369604103
14684
129950
SH

SOLE

129950
0
0
General Motors Corp.
Common
370442105
6395
96893
SH

SOLE

96893
0
0
Gillette Co.
Common
375766102
1233
30070
SH

SOLE

30070
0
0
Goldman Sachs Group Inc.
Common
38141G104
831
11500
SH

SOLE

11500
0
0
Goodyear Tire & Rubber Co.
Common
382550101
5804
98680
SH

SOLE

98680
0
0
Gtech Holdings
Common
400518106
4417
187440
SH

SOLE

187440
0
0
Halliburton Co.
Common
406216101
10891
240675
SH

SOLE

240675
0
0
Harman International Industries Inc.
Common
413086109
9769
222015
SH

SOLE

222015
0
0
Hewlett Packard Inc.
Common
428236103
1560
15520
SH

SOLE

15520
0
0
Home Depot Inc.
Common
437076102
591
9166
SH

SOLE

9166
0
0
Infinity Broadcasting Corp.
Class A New
45662S102
1738
58800
SH

SOLE

58800
0
0
Intel Corp.
Common
458140100
200
3368
SH

SOLE

3368
0
0
International Business Machines
Common
459200101
14563
112674
SH

SOLE

112674
0
0
Johnson & Johnson
Common
478160104
2338
23859
SH

SOLE

23859
0
0
Lilly Eli & Co.
Common
532457108
602
8400
SH

SOLE

8400
0
0
Lucent Technologies Inc.
Common
549463107
595
8826
SH

SOLE

8826
0
0
Merck & Co., Inc.
Common
589331107
1325
18000
SH

SOLE

18000
0
0
Microsoft Corp.
Common
594918104
363
4020
SH

SOLE

4020
0
0
Minnesota Mining & Manufacturing Co.
Common
604059105
243
2800
SH

SOLE

2800
0
0
National Techteam Inc.
Common
638108100
220
40000
SH

SOLE

40000
0
0
New England Community Bancorp Inc.
Class A
643890106
627
22733
SH

SOLE

22733
0
0
News Corp. Ltd.
ADR New
652487703
212
6000
SH

SOLE

6000
0
0
PMI Group Inc.
Common
69344M101
2326
37030
SH

SOLE

37030
0
0
Payless ShoeSource Inc.
Common
704379106
12201
228055
SH

SOLE

228055
0
0
Pepsico Inc.
Common
713448108
10659
275521
SH

SOLE

275521
0
0
Pfizer Inc.
Common
717081103
3628
33280
SH

SOLE

33280
0
0
Proctor & Gamble Co.
Common
742718109
5902
66128
SH

SOLE

66128
0
0
Quaker Oats Co.
Common
747402105
478
7200
SH

SOLE

7200
0
0
Royal Dutch Petroleum Co.
NY Reg Gldr 5
780257705
577
9570
SH

SOLE

9570
0
0
SBC Communications
Common
78387G103
699
12046
SH

SOLE

12046
0
0
SLM Holding Corp.
Common
78442A109
8350
182268
SH

SOLE

182268
0
0
Schering Plough Corp.
Common
806605101
6172
117558
SH

SOLE

117558
0
0
Schlumberger Ltd.
Common
806857108
1155
18140
SH

SOLE

18140
0
0
Sherwin Williams Co.
Common
824348106
1321
47620
SH

SOLE

47620
0
0
Smithkline Beecham PLC
ADR Rep Ord
832378301
1589
24050
SH

SOLE

24050
0
0
Texaco Inc.
Common
881694103
10627
170380
SH

SOLE

170380
0
0
Time Warner Inc.
Common
887315109
4230
58244
SH

SOLE

58244
0
0
Toys R Us Inc.
Common
892335100
1036
50095
SH

SOLE

50095
0
0
U.S. Airways Group Inc.
Common
911905107
815
18700
SH

SOLE

18700
0
0
Ucar International Inc.
Common
90262K109
2818
111600
SH

SOLE

111600
0
0
Unilever N.V.
NY Shares
904784501
8039
115256
SH

SOLE

115256
0
0
The Walt Disney Company
Common
254687106
493
16009
SH

SOLE

16009
0
0
Western Resources Inc.
Common
959425109
7404
278085
SH

SOLE

278085
0
0
Williams Company Inc. Del
Common
969457100
661
15526
SH

SOLE

15526
0
0
XL Capital Ltd.
Class A
982551056
12818
226864
SH

SOLE

226864
0
0
Blackrock Advantage Term Tr
Common
09247A101
136
14000
SH

SOLE

14000
0
0
Blackrock Investment Quality
Common
09247D105
553
38000
SH

SOLE

38000
0
0
Dreyfus Strategic Government Income
Common
261938104
450
52200
SH

SOLE

52200
0
0
MuniEnhanced Fund Inc.
Common
626243109
117
11000
SH

SOLE

11000
0
0
Muniyield Insured Fund Inc.
Common
62630E107
802
57000
SH

SOLE

57000
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
545
36000
SH

SOLE

36000
0
0
Nuveen Premium Income Municipal 4
Common
6706K4105
211
15000
SH

SOLE

15000
0
0
Nuveen Select Tax-Free Income Portfolio
Sh Ben Int
67062F100
456
30000
SH

SOLE

30000
0
0
Van Kampen Am Cap Advantage
Sh Ben Int
92112K107
175
14100
SH

SOLE

14100
0
0
Van Kampen Am Cap Municipal Opportunity
Common
920935103
151
10000
SH

SOLE

10000
0
0